Nationwide®

VA Separate Account-C

Annual Report

to

Contract Owners

December 31, 2005

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

FHL–474–12/05

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI) 2,084,047 shares (cost $48,465,158)	$53,122,361

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv) 529,370 shares (cost $10,364,860)	10,910,305

Gartmore GVIT Money Market Fund – Class I (GVITMyMkt) 6,411,381 shares (cost $6,411,381)	6,411,381

Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund) 2,598,508 shares (cost $29,222,913)	30,792,322

JPMorgan IT Balanced Portfolio (JPMBal) 7,731,999 shares (cost $116,153,930)	115,593,390

JPMorgan IT Bond Portfolio (JPMBond) 9,169,421 shares (cost $101,781,829)	103,247,681

JPMorgan IT Diversified Equity Portfolio (JPMDivEq) 5,837,043 shares (cost $83,082,042)	89,190,011

JPMorgan IT Diversified Mid Cap Portfolio (DivMidCap) 1,919,919 shares (cost $27,823,656)	38,436,769

JPMorgan IT Equity Index Portfolio (JPMEqIndx) 8,740,223 shares (cost $87,965,696)	95,443,233

JPMorgan IT Government Bond Portfolio (JPMGvtBd) 11,708,562 shares (cost $129,357,161)	133,594,697

JPMorgan IT Large Cap Growth Portfolio (JPMLgCapGr) 8,037,033 shares (cost $167,789,804)	112,196,977

JPMorgan IT Mid Cap Growth Portfolio (JPMMidCapGr) 6,670,868 shares (cost $120,508,576)	130,949,135

JPMorgan IT Mid Cap Value Portfolio (JPMMidCapV) 4,032,162 shares (cost $49,621,246)	64,111,369

Total investments	983,999,631

Accounts receivable	–9,999

Total assets	983,999,631

Accounts payable	6,213

Contract owners’ equity (note 4)	$983,993,418

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	FidVIPEI	FidVIPOv	GVITMyMkt	GVITNWFund	JPMBal	JPMBond	JPMDivEq
Reinvested dividends	$20,649,344	1,105,605	74,100	179,980	304,179	3,682,849	4,345,823	915,655
Mortality and expense risk charges (note 2)	(13,844,545)	(792,027)	(136,638)	(90,523)	(455,861)	(1,721,954)	(1,411,561)	(1,204,224)

Net investment income (loss)	6,804,799	313,578	(62,538)	89,457	(151,682)	1,960,895	2,934,262	(288,569)

Proceeds from mutual fund shares sold	248,161,982	21,464,039	2,975,603	6,681,469	12,650,115	38,086,044	13,617,775	12,062,807
Cost of mutual fund shares sold	(276,709,779)	(21,721,011)	(3,655,577)	(6,681,469)	(16,402,798)	(39,308,180)	(12,305,065)	(14,620,875)

Realized gain (loss) on investments	(28,547,797)	(256,972)	(679,974)	–	(3,752,683)	(1,222,136)	1,312,710	(2,558,068)
Change in unrealized gain (loss) on investments	53,485,782	(252,989)	2,315,770	–	5,783,704	425,443	(3,108,850)	3,558,988

Net gain (loss) on investments	24,937,985	(509,961)	1,635,796	–	2,031,021	(796,693)	(1,796,140)	1,000,920

Reinvested capital gains	9,082,202	2,429,601	57,991	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$40,824,986	2,233,218	1,631,249	89,457	1,879,339	1,164,202	1,138,122	712,351

Investment activity:	DivMidCap	JPMEqIndx	JPMGvtBd	JPMLgCapGr	JPMMidCapGr	JPMMidCapV
Reinvested dividends	$53,305	1,547,717	7,309,488	671,463	–	459,180
Mortality and expense risk charges (note 2)	(510,940)	(1,334,308)	(1,909,287)	(1,587,178)	(1,813,469)	(876,575)

Net investment income (loss)	(457,635)	213,409	5,400,201	(915,715)	(1,813,469)	(417,395)

Proceeds from mutual fund shares sold	8,311,625	20,740,222	29,059,711	33,491,622	35,755,373	13,265,577
Cost of mutual fund shares sold	(7,926,982)	(24,850,830)	(25,679,787)	(58,126,407)	(35,461,546)	(9,969,252)

Realized gain (loss) on investments	384,643	(4,110,608)	3,379,924	(24,634,785)	293,827	3,296,325
Change in unrealized gain (loss) on investments	4,443,878	6,708,747	(6,186,238)	28,789,266	13,851,006	(2,842,943)

Net gain (loss) on investments	4,828,521	2,598,139	(2,806,314)	4,154,481	14,144,833	453,382

Reinvested capital gains	1,284,510	–	–	–	–	5,310,100

Net increase (decrease) in contract owners’ equity resulting from operations	$5,655,396	2,811,548	2,593,887	3,238,766	12,331,364	5,346,087

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		FidVIPEI		FidVIPOv		GVITMyMkt
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$6,804,799	6,939,961	313,578	249,152	(62,538)	(12,109)	89,457	(54,834)
Realized gain (loss) on investments	(28,547,797)	(22,804,068)	(256,972)	(175,262)	(679,974)	(706,130)	–	–
Change in unrealized gain (loss) on investments	53,485,782	93,197,867	(252,989)	6,551,219	2,315,770	2,008,185	–	–
Reinvested capital gains	9,082,202	293,640	2,429,601	293,640	57,991	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	40,824,986	77,627,400	2,233,218	6,918,749	1,631,249	1,289,946	89,457	(54,834)

Equity transactions:
Purchase payments received from contract owners (note 3)	12,153,249	53,072,357	630,641	1,537,724	101,594	251,861	9,640	1,004,335
Transfers between funds	–	–	(224,602)	1,297,276	617,809	404,751	3,515,667	2,805,013
Redemptions (note 3)	(236,371,879)	(197,795,436)	(20,964,380)	(18,133,228)	(2,948,468)	(2,698,296)	(5,156,160)	(7,485,692)
Annuity benefits	(65,047)	(51,608)	(20,033)	(18,558)	(12,216)	(9,805)	–	–
Contingent deferred sales charges (note 2)	(1,636,876)	(2,016,963)	(56,093)	(75,428)	(10,375)	(10,944)	(26,944)	(68,413)
Adjustments to maintain reserves	3,092	52,000	1,526	4,172	266	1,607	31	315

Net equity transactions	(225,917,461)	(146,739,650)	(20,632,941)	(15,388,042)	(2,251,390)	(2,060,826)	(1,657,766)	(3,744,442)

Net change in contract owners’ equity	(185,092,475)	(69,112,250)	(18,399,723)	(8,469,293)	(620,141)	(770,880)	(1,568,309)	(3,799,276)
Contract owners’ equity beginning of period	1,169,085,893	1,238,198,143	71,519,330	79,988,623	11,528,048	12,298,928	7,979,712	11,778,988

Contract owners’ equity end of period	$983,993,418	1,169,085,893	53,119,607	71,519,330	10,907,907	11,528,048	6,411,403	7,979,712

CHANGES IN UNITS:
Beginning units	72,612,196	81,261,925	2,747,671	3,383,761	738,847	884,944	616,667	905,729

Units purchased	3,189,365	8,536,235	67,904	167,596	73,085	90,795	437,701	933,958
Units redeemed	(16,111,226)	(17,185,964)	(864,138)	(803,686)	(218,616)	(236,892)	(565,436)	(1,223,020)

Ending units	59,690,335	72,612,196	1,951,437	2,747,671	593,316	738,847	488,932	616,667

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITNWFund		JPMBal		JPMBond		JPMDivEq
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(151,682)	(32,703)	1,960,895	1,554,163	2,934,262	4,463,589	(288,569)	(564,569)
Realized gain (loss) on investments	(3,752,683)	(8,572,617)	(1,222,136)	88,115	1,312,710	904,025	(2,558,068)	(2,114,937)
Change in unrealized gain (loss) on investments	5,783,704	11,853,944	425,443	4,656,105	(3,108,850)	(2,277,145)	3,558,988	7,941,976
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,879,339	3,248,624	1,164,202	6,298,383	1,138,122	3,090,469	712,351	5,262,470

Equity transactions:
Purchase payments received from contract owners (note 3)	320,851	807,024	2,016,248	5,419,472	1,333,755	8,261,005	1,053,721	5,836,423
Transfers between funds	(158,984)	(649,289)	3,082,016	5,954,326	3,015,659	4,941,555	1,557,043	(1,039,621)
Redemptions (note 3)	(12,218,548)	(10,208,950)	(40,175,894)	(30,109,657)	(15,776,458)	(13,440,851)	(13,110,235)	(11,217,266)
Annuity benefits	(13,317)	(11,807)	(2,452)	–	–	–	–	–
Contingent deferred sales charges (note 2)	(39,665)	(53,141)	(213,956)	(259,218)	(192,096)	(203,998)	(150,405)	(187,193)
Adjustments to maintain reserves	853	3,139	(940)	6,225	(187)	3,988	150	3,976

Net equity transactions	(12,108,810)	(10,113,024)	(35,294,978)	(18,988,852)	(11,619,327)	(438,301)	(10,649,726)	(6,603,681)

Net change in contract owners’ equity	(10,229,471)	(6,864,400)	(34,130,776)	(12,690,469)	(10,481,205)	2,652,168	(9,937,375)	(1,341,211)
Contract owners’ equity beginning of period	41,019,473	47,883,873	149,724,379	162,414,848	113,728,562	111,076,394	99,127,669	100,468,880

Contract owners’ equity end of period	$30,790,002	41,019,473	115,593,603	149,724,379	103,247,357	113,728,562	89,190,294	99,127,669

CHANGES IN UNITS:
Beginning units	1,859,203	2,352,114	7,573,222	8,573,075	8,324,575	8,356,471	11,395,562	12,202,863

Units purchased	41,121	78,291	397,335	796,781	453,297	1,271,423	470,544	952,103
Units redeemed	(586,041)	(571,202)	(2,192,139)	(1,796,634)	(1,299,900)	(1,303,319)	(1,714,611)	(1,759,404)

Ending units	1,314,283	1,859,203	5,778,418	7,573,222	7,477,972	8,324,575	10,151,495	11,395,562

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DivMidCap		JPMEqIndx		JPMGvtBd		JPMLgCapGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(457,635)	(428,009)	213,409	(231,811)	5,400,201	6,120,438	(915,715)	(1,567,655)
Realized gain (loss) on investments	384,643	(214,018)	(4,110,608)	(3,963,331)	3,379,924	2,209,167	(24,634,785)	(14,304,285)
Change in unrealized gain( loss) on investments	4,443,878	5,330,523	6,708,747	13,464,823	(6,186,238)	(3,014,487)	28,789,266	23,295,698
Reinvested capital gains	1,284,510	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,655,396	4,688,496	2,811,548	9,269,681	2,593,887	5,315,118	3,238,766	7,423,758

Equity transactions:
Purchase payments received from contract owners (note 3)	428,154	1,807,638	1,236,646	5,235,803	1,854,342	9,508,771	1,173,171	4,595,188
Transfers between funds	(2,168,552)	(850,494)	(1,136,254)	(891,456)	1,779,660	(1,390,843)	(2,411,836)	(3,661,667)
Redemptions (note 3)	(5,654,843)	(4,602,335)	(19,228,521)	(14,182,719)	(30,354,619)	(27,048,209)	(30,485,350)	(25,707,727)
Annuity benefits	–	–	(10,376)	(10,256)	(1,174)	(1,182)	(2,189)	–
Contingent deferred sales charges (note 2)	(64,102)	(79,901)	(171,726)	(203,175)	(241,856)	(304,283)	(169,443)	(211,849)
Adjustments to maintain reserves	452	1,654	1,428	5,908	(150)	5,713	(1,033)	5,843

Net equity transactions	(7,458,891)	(3,723,438)	(19,308,803)	(10,045,895)	(26,963,797)	(19,230,033)	(31,896,680)	(24,980,212)

Net change in contract owners’ equity	(1,803,495)	965,058	(16,497,255)	(776,214)	(24,369,910)	(13,914,915)	(28,657,914)	(17,556,454)
Contract owners’ equity beginning of period	40,240,710	39,275,652	111,938,736	112,714,950	157,964,254	171,879,169	140,855,675	158,412,129

Contract owners’ equity end of period	$38,437,215	40,240,710	95,441,481	111,938,736	133,594,344	157,964,254	112,197,761	140,855,675

CHANGES IN UNITS:
Beginning units	2,805,228	3,092,031	10,494,583	11,508,551	9,082,609	10,206,873	7,669,959	9,113,925

Units purchased	113,628	242,420	297,106	1,573,771	404,135	1,268,946	199,543	427,738
Units redeemed	(600,521)	(529,223)	(2,114,057)	(2,587,739)	(1,937,320)	(2,393,210)	(1,978,311)	(1,871,704)

Ending units	2,318,335	2,805,228	8,677,632	10,494,583	7,549,424	9,082,609	5,891,191	7,669,959

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	JPMMidCapGr		JPMMidCapV
Investment activity:	2005	2004	2005	2004
Net investment income (loss)	$(1,813,469)	(2,019,292)	(417,395)	(536,399)
Realized gain (loss) on investments	293,827	1,203,161	3,296,325	2,842,044
Change in unrealized gain (loss) on investments	13,851,006	16,739,660	(2,842,943)	6,647,366
Reinvested capital gains	–	–	5,310,100	–

Net increase (decrease) in contract owners’ equity resulting from operations	12,331,364	15,923,529	5,346,087	8,953,011

Equity transactions:
Purchase payments received from contract owners (note 3)	1,225,480	5,068,744	769,006	3,738,369
Transfers between funds	(3,973,482)	(2,775,300)	(3,494,144)	(4,144,251)
Redemptions (note 3)	(30,955,582)	(25,210,866)	(9,342,821)	(7,749,640)
Annuity benefits	(3,290)	–	–	–
Contingent deferred sales charges (note 2)	(190,821)	(229,890)	(109,394)	(129,530)
Adjustments to maintain reserves	31	6,361	665	3,099

Net equity transactions	(33,897,664)	(23,140,951)	(12,176,688)	(8,281,953)

Net change in contract owners’ equity	(21,566,300)	(7,217,422)	(6,830,601)	671,058
Contract owners’ equity beginning of period	152,516,787	159,734,209	70,942,558	70,271,500

Contract owners’ equity end of period	$130,950,487	152,516,787	64,111,957	70,942,558

CHANGES IN UNITS:
Beginning units	5,137,175	5,980,485	4,166,895	4,701,103

Units purchased	112,631	322,961	121,335	409,452
Units redeemed	(1,227,966)	(1,166,271)	(812,170)	(943,660)

Ending units	4,021,840	5,137,175	3,476,060	4,166,895

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity®VIP);

    Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)

    Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)

Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund)

Portfolios of the JPMorgan Investment Trust (JPMorgan IT);

    JPMorgan IT Balanced Portfolio (JPMBal) (formerly One Group® IT Balanced Portfolio)

    JPMorgan IT Bond Portfolio (JPMBond) (formerly One Group® IT Bond Portfolio)

    JPMorgan IT Diversified Equity Portfolio (JPMDivEq)

        (formerly One Group® IT Diversified Equity Portfolio)

    JPMorgan IT Diversified Mid Cap Portfolio (DivMidCap)

        (formerly One Group® IT Diversified Mid Cap Portfolio)

    JPMorgan IT Equity Index Portfolio (JPMEqIndx) (formerly One Group® IT Equity Index Portfolio)

    JPMorgan IT Government Bond Portfolio (JPMGvtBd)

        (formerly One Group® IT Government Bond Portfolio)

    JPMorgan IT Large Cap Growth Portfolio (JPMLgCapGr)

        (formerly One Group® IT Large Cap Growth Portfolio)

    JPMorgan IT Mid Cap Growth Portfolio (JPMMidCapGr)

        (formerly One Group® IT Mid Cap Growth Portfolio)

    JPMorgan IT Mid Cap Value Portfolio (JPMMidCapV)

        (formerly One Group® IT Mid Cap Value Portfolio)

At December 31, 2005, contract owners were invested in all of the above funds. The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments surrendered. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company deducts a mortality and expense risk charge, and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.05%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $5,712,426 and $26,980,010, respectively, and total transfers from the Account to the fixed account were $7,752,102 and $10,066,091, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $186,215 and $440,305 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2005.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP – Equity-Income Portfolio – Initial Class
2005	1.30%	1,951,437	$27.127751	$52,938,097	1.77%	4.49%
2004	1.30%	2,747,671	25.961264	71,333,012	1.62%	10.08%
2003	1.30%	3,383,761	23.583981	79,802,555	1.79%	28.64%
2002	1.30%	3,900,487	18.333686	71,510,304	1.88%	-18.03%
2001	1.30%	4,811,251	22.370000	107,607,203	1.77%	-6.20%

Fidelity® VIP – Overseas Portfolio – Initial Class
2005	1.30%	593,316	18.149962	10,768,663	0.66%	17.50%
2004	1.30%	738,847	15.446324	11,412,470	1.18%	12.16%
2003	1.30%	884,944	13.771841	12,187,308	0.81%	41.51%
2002	1.30%	1,052,589	9.732257	10,244,067	0.86%	-21.32%
2001	1.30%	1,255,812	12.369011	15,533,152	5.48%	-22.20%

Gartmore GVIT Money Market Fund – Class I
2005	1.30%	488,932	13.113078	6,411,403	2.50%	1.34%
2004	1.30%	616,667	12.940067	7,979,712	0.79%	-0.50%
2003	1.30%	905,729	13.004981	11,778,988	0.62%	-0.68%
2002	1.30%	1,659,910	13.094349	21,735,441	1.13%	-0.10%
2001	1.30%	2,150,857	13.108020	28,193,477	3.64%	2.25%

Gartmore GVIT Nationwide® Fund – Class I
2005	1.30%	1,314,283	23.320841	30,650,185	0.85%	6.05%
2004	1.30%	1,859,203	21.990636	40,885,056	1.22%	8.32%
2003	1.30%	2,352,114	20.300659	47,749,464	0.54%	25.86%
2002	1.30%	2,662,106	16.129988	42,939,738	0.83%	-18.43%
2001	1.30%	3,269,537	19.774203	64,652,488	0.73%	-12.97%

JPMorgan IT Balanced Portfolio
2005	1.30%	5,778,418	20.001818	115,578,865	2.78%	1.17%
2004	1.30%	7,573,222	19.770235	149,724,379	2.31%	4.36%
2003	1.30%	8,573,075	18.944760	162,414,848	2.82%	15.68%
2002	1.30%	8,688,908	16.377273	142,300,618	0.01%	-12.83%
2001	1.30%	9,913,836	18.788301	186,264,135	2.53%	-4.83%

JPMorgan IT Bond Portfolio
2005	1.30%	7,477,972	13.806866	103,247,357	4.01%	1.06%
2004	1.30%	8,324,575	13.661786	113,728,562	5.32%	2.78%
2003	1.30%	8,356,471	13.292261	111,076,394	5.34%	2.52%
2002	1.30%	6,763,970	12.965228	87,696,413	0.02%	8.56%
2001	1.30%	5,487,493	11.942953	65,536,871	7.11%	7.53%

JPMorgan IT Diversified Equity Portfolio
2005	1.30%	10,151,495	8.785927	89,190,294	0.97%	1.00%
2004	1.30%	11,395,562	8.698796	99,127,669	0.73%	5.65%
2003	1.30%	12,202,863	8.233222	100,468,880	0.58%	24.30%
2002	1.30%	9,913,935	6.623910	65,669,013	0.00%	-24.77%
2001	1.30%	7,618,158	8.804552	67,074,468	0.51%	-11.78%

JPMorgan IT Diversified Mid Cap Portfolio
2005	1.30%	2,318,335	16.579664	38,437,215	0.14%	15.58%
2004	1.30%	2,805,228	14.344898	40,240,710	0.20%	12.93%
2003	1.30%	3,092,031	12.702218	39,275,652	0.18%	28.74%
2002	1.30%	2,787,156	9.866278	27,498,856	0.00%	-18.88%
2001	1.30%	2,590,038	12.161916	31,499,825	0.25%	-5.29%

JPMorgan IT Equity Index Portfolio
2005	1.30%	8,677,632	10.985676	95,329,654	1.49%	3.10%
2004	1.30%	10,494,583	10.655119	111,821,031	1.09%	8.91%
2003	1.30%	11,508,551	9.783845	112,597,879	1.02%	26.32%
2002	1.30%	10,354,233	7.745389	80,197,562	0.00%	-23.49%
2001	1.30%	9,575,988	10.123309	96,940,686	0.88%	-13.48%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
JPMorgan IT Government Bond Portfolio
2005	1.30%	7,549,424	$17.695457	$133,590,508	5.01%	1.75%
2004	1.30%	9,082,609	17.391404	157,959,322	5.04%	3.28%
2003	1.30%	10,206,873	16.838970	171,873,228	4.63%	1.21%
2002	1.30%	10,193,980	16.637997	169,607,409	0.01%	10.80%
2001	1.30%	8,667,671	15.016436	130,157,527	6.01%	5.65%

JPMorgan IT Large Cap Growth Portfolio
2005	1.30%	5,891,191	19.042680	112,184,065	0.53%	3.69%
2004	1.30%	7,669,959	18.364593	140,855,675	0.25%	5.66%
2003	1.30%	9,113,925	17.381329	158,412,129	0.10%	25.88%
2002	1.30%	9,560,962	13.807631	132,014,235	0.00%	-29.41%
2001	1.30%	10,953,265	19.560223	214,248,306	0.00%	-21.32%

JPMorgan IT Mid Cap Growth Portfolio
2005	1.30%	4,021,840	32.554697	130,929,783	0.00%	9.65%
2004	1.30%	5,137,175	29.688844	152,516,787	0.00%	11.16%
2003	1.30%	5,980,485	26.709240	159,734,209	0.00%	25.50%
2002	1.30%	6,088,122	21.282814	129,572,368	0.00%	-21.17%
2001	1.30%	6,588,288	26.998285	177,872,477	0.00%	-11.82%

JPMorgan IT Mid Cap Value Portfolio
2005	1.30%	3,476,060	18.443858	64,111,957	0.68%	8.33%
2004	1.30%	4,166,895	17.025281	70,942,558	0.52%	13.90%
2003	1.30%	4,701,103	14.947875	70,271,500	0.52%	31.03%
2002	1.30%	4,004,928	11.407934	45,687,954	0.00%	-13.98%
2001	1.30%	3,589,252	13.262635	47,602,939	0.69%	3.43%

2005 Reserves for annuity contracts in payout phase:				625,372

2005 Contract owners’ equity				$983,993,418

2004 Reserves for annuity contracts in payout phase:				558,950

2004 Contract owners’ equity				$1,169,085,893

2003 Reserves for annuity contracts in payout phase:				555,109

2003 Contract owners’ equity				$1,238,198,143

2002 Reserves for annuity contracts in payout phase:				466,286

2002 Contract owners’ equity				$1,027,140,264

2001 Reserves for annuity contracts in payout phase:				628,875

2001 Contract owners’ equity				$1,233,812,429

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

    Contract Owners of Nationwide VA Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

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